MERRILL LYNCH
CONVERTIBLE
FUND, INC.




FUND LOGO




Quarterly Report

May 31, 1998



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.









Merrill Lynch
Convertible Fund, Inc.
Box 9011
Princeton, NJ
08543-9011


Printed on post-consumer recycled paper



MERRILL LYNCH CONVERTIBLE FUND, INC.


DEAR SHAREHOLDER

During the quarter ended May 31, 1998, US stock market indexes exhibited mixed performance. The Dow Jones Industrial Average
(DJIA), the unmanaged Standard & Poor's 500 Index (S&P 500), the unmanaged NASDAQ Composite Index and the unmanaged Russell 2000 Index had total returns of +4.56%, +4.35%, +0.47% and -0.94%, respectively. Long-term interest rates were benign, remaining between a range of 5.73%--6.09%. During the May quarter, Merrill Lynch Convertible Fund, Inc.'s Class A, Class B, Class C and Class D Shares had total returns of +2.36%, +2.36%, +2.28% and +2.59%, respectively. (Fund results shown do not include sales charges and would be lower if sales charges were included. Complete performance information can be found on pages 3 and 4 of this report to shareholders.)


The Environment
The US stock market continued its rally, which began in early January and continued through March and early April before it began to falter. This weakness was foreshadowed by daily and weekly advance/ decline lines, which measure the market's breadth and internal strength. These indicators peaked during the first week of April and have been extremely weak since, notwithstanding new highs in prices for some equity indexes in late April and early May. Poor breadth indicators and a narrowing advance are typical late-cycle phenomena and may signal a corrective phase for equities or a potential reversal into a bear stock market. This was the case in the "nifty-fifty" market in the early 1970s and also before the crash of 1987.

Part of this narrowing of the market may be exacerbated by the growth in index funds that attempt to mirror major indexes, such as the DJIA or the S&P 500, by investing in the underlying component companies' stocks. The broader-based indexes, such as the technology-heavy NASDAQ and the more tertiary Russell 2000, dramatically underperformed the DJIA and S&P 500. During the quarter ended May
31, 1998, Merrill Lynch Convertible Fund, Inc. outperformed the NASDAQ and Russell 2000 equity indexes. The Russell 2000 showed a net loss over the three-month period and recently undercut its 200-day moving average, a negative technical development. Additionally, the relative strength index of the NASDAQ Composite has been poor, possibly signaling a negative trend in the overall equity market. Furthermore, another negative technical development is the expansion in the number of stocks hitting new lows and a contraction in the number of stocks reaching new highs. Late in the quarter, the number of new highs on the New York Stock Exchange was exceeded by the number of new lows for the first time since October 1997, the commencement of the Asian currency crisis. Even the upward slope of the moving averages is flattening out, further suggesting a period of consolidation for equities.

As discussed in our last report to shareholders, the valuation measures of the stock market indexes are currently at extremely high levels. This has resulted from continued low interest rates, low inflation, high liquidity levels for individuals, positive demographics and a generally healthy economic environment. For example, at the conclusion of the quarter ended May 31, 1998, the price/earnings ratio of the DJIA was approximately 23 times trailing earnings. Other equity indexes, such as the S&P 500, S&P Industrial Average, Russell 2000, NASDAQ 100 and NASDAQ Composite, also reflected these extremely high valuation measure readings, with price/earnings ratios of about 26 times, 29 times, 34 times, 47 times and 69 times, respectively. The continuing economic depression and deflationary trends in some of the Asian countries, most notably Japan, Indonesia and Hong Kong, are beginning to impact both investor psychology and company earnings. Earnings expectations have been reduced by analysts, and earnings momentum has deteriorated as well. The major risk lies in extended valuation levels, which leave little room for disappointment, since price/earnings ratios are already extreme. If earnings decline, price/earnings ratios would become even more extreme, in our view. Given this scenario, stock prices could falter and follow earnings lower. Since these valuation measures are unlikely to be sustained in the face of declining earnings momentum, multiple compression could result, potentially exacerbating an otherwise orderly correction or decline in equity prices.


Merrill Lynch Convertible Fund, Inc.
May 31, 1998


While some US stocks are somewhat oversold and may rally in the short term, the deterioration of technical indicators, coupled with poor earnings momentum and valuations that are at historically high levels, suggest a cautious stance. Accordingly, we continue to maintain the Fund's relatively low equity exposure and favor higher premium, less equity-sensitive convertibles over lower premium, more equity-sensitive convertibles. Given high equity valuations, we believe this may be an ideal time to participate cautiously in the equity market through the use of convertible securities. Both Ibbotson Associates and Merrill Lynch Research have concluded that convertible securities historically capture most of the equity markets' advances, but with substantially lower standard deviations of returns (a basic measure of risk). Perhaps more important, convertible securities have the potential to outperform stocks during periods of flat or declining equity prices, since they are fixed-income instruments and offer higher current yields.


Portfolio Matters
During the quarter ended May 31, 1998, we saw value in the energy sector and established positions in Chesapeake Energy Corp., an oil and natural gas producer, Halter Marine Group, Inc., a leading manufacturer of drilling-related marine vessels, Parker Drilling Co., a land drilling contractor, and Pride International, Inc., an oil services company. We initiated a position in Owens-Illinois, Inc., a diversified manufacturer of packaging products, as well as Sunbeam Corporation, a household consumer products company. We added to our bond position of Mark IV Industries, Inc., an auto parts manufacturer, and Metsa-Serla OYJ, a leading paper company in Finland. In addition, we took profits and reduced the Fund's position in AK Steel Holding Corporation common stock. After reaching our price targets, we eliminated the common stock of Allied Waste Industries, Inc., Bindley Western Industries, Inc. and Service Corporation International. We also eliminated the convertible bonds of Arbor Software Corp. after it had reached our price target. Finally, we swapped the Fund's preferred stock of Cyprus Amax Minerals Co. for shares of the company's common stock.


In Conclusion
During the quarter, Merrill Lynch Convertible Fund, Inc. completed its merger with Merrill Lynch Global Convertible Fund, Inc. This process, which was previously approved in a shareholder vote, was completed on May 11, 1998. We would like to welcome new shareholders of Merrill Lynch Convertible Fund, Inc., and we look forward to serving all of our shareholders' investment needs in the months and years ahead.

Sincerely,



(Arthur Zeikel)
Arthur Zeikel
President



(Daniel A. Luchansky)
Daniel A. Luchansky
Vice President and Portfolio Manager



June 19, 1998



Merrill Lynch Convertible Fund, Inc.
May 31, 1998


PERFORMANCE DATA


About Fund Performance

Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing SM System, which offers four pricing alternatives:

* Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% if redeemed during the first year, decreasing 1% each year thereafter to 0% after the fourth year. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately 8 years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

None of the past results shown should be considered a representation of future performance. Figures shown in the "Average Annual Total Return" table assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


Recent Performance Results*
                                                                                        Ten Years/
                                                   12 Month            3 Month       Since Inception
                                                 Total Return        Total Return      Total Return
ML Convertible Fund, Inc. Class A Shares++          +16.35%             +2.36%           +143.54%
ML Convertible Fund, Inc. Class B Shares              --                +2.36            + 10.24
ML Convertible Fund, Inc. Class C Shares              --                +2.28            + 10.21
ML Convertible Fund, Inc. Class D Shares              --                +2.59            + 10.90

 *Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund's ten-year/inception dates are: Class A Shares, ten years ended 5/31/98; and Class B, Class C and Class D Shares, 8/04/97.
++Investment results for Class A Shares prior to August 4, 1997 reflect the performance of the Fund's Capital Shares when the Fund was closed-end.


Merrill Lynch Convertible Fund, Inc.
May 31, 1998


PERFORMANCE DATA (concluded)


Average Annual Total Return


                                    % Return Without      % Return With
                                      Sales Charge         Sales Charge**

Class A Shares++*

Year Ended 3/31/98                       +22.66%             +16.22%
Five Years Ended 3/31/98                 +10.40              + 9.22
Ten Years Ended 3/31/98                  + 9.12              + 8.53

[FN]
++Performance results for Class A Shares prior to August 4, 1997 reflect the performance of the Fund's Capital Shares when the Fund was closed-end.
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge currently applicable to Class A
  Shares.


Aggregate Total Return


                                         % Return             % Return
                                       Without CDSC          With CDSC**

Class B Shares*

Inception (8/04/97) through 3/31/98      +11.47%              +8.20%

[FN]
 *Maximum contingent deferred sales charge is 4% and is reduced to 0%
  after 4 years.
**Assuming payment of applicable contingent deferred sales charge.


                                        % Return           % Return
                                       Without CDSC        With CDSC**

Class C Shares*

Inception (8/04/97)
through 3/31/98                          +11.52%             +10.70%

[FN]
 *Maximum contingent deferred sales charge is 1% and is reduced to 0% after 1 year.
**Assuming payment of applicable contingent deferred sales charge.


                                     % Return Without    % Return With
                                       Sales Charge       Sales Charge**

Class D Shares*

Inception (8/04/97)
through 3/31/98                          +12.06%              +6.17%

[FN]
 *Maximum sales charge is 5.25%.
**Assuming maximum sales charge.


Merrill Lynch Convertible Fund, Inc.
May 31, 1998

SCHEDULE OF INVESTMENTS
             S&P     Moody's          Face
Industry    Rating    Rating         Amount            Convertible Debentures                 Cost            Value
Assisted                                      Assisted Living Concepts, Inc.:
Living--     NR*       NR*   US$   2,300,000     6% due 11/01/2002                       $  2,323,247     $  2,259,750
2.3%         NR*       NR*           400,000     5.625% due 5/01/2003                         400,000          359,500
                                                                                         ------------     ------------
                                                                                            2,723,247        2,619,250

Automotive                                    Magna International Inc.:
Parts--      A-        NR*   C$    1,500,000     4.875% due 2/15/2005                       1,500,000        1,693,125
10.1%        NR*       Baa1          900,000     7.25% due 7/05/2005                          772,368        1,051,980
                                              Mark IV Industries, Inc.:
             BB+       Ba2   US$   1,000,000     4.75% due 11/01/2004                         923,750          938,750
             BB+       Ba2           650,000     4.75% due 11/01/2004                         617,500          611,650
             B+        B1          2,000,000  Mascotech, Inc., 4.50% due 12/15/2003         1,840,000        1,930,000
                                              Pep Boys--Manny, Moe & Jack (The):
             BBB       Baa3        3,000,000     4% due 9/01/1999                           3,006,250        2,970,000
             BBB       Baa3        1,500,000     4.089% due 9/20/2011 (c)                     880,086          830,625
                                              Tower Automotive, Inc.:
             B+        NR*           750,000     5% due 8/01/2004                             750,000          854,063
             B+        NR*           350,000     5% due 8/01/2004                             364,000          398,563
                                                                                         ------------     ------------
                                                                                           10,653,954       11,278,756

Aviation     B-        B3          1,000,000  Kellstrom Industries Inc., 5.75% due
Equipment--                                   10/15/2002                                    1,000,000        1,181,250
1.1%

Banking &                                     BankAtlantic Bancorp, Inc.++:
Financial--  NR*       NR*         1,364,000     6.75% due 7/01/2006                        2,377,584        2,693,900
4.1%         NR*       NR*         1,585,000     5.625% due 12/01/2007                      1,591,875        1,876,244
                                                                                         ------------     ------------
                                                                                            3,969,459        4,570,144

Boat         B+        B2          1,000,000  Halter Marine Group, Inc., 4.50% due
Construction--                                9/15/2004                                       897,855          880,000
0.8%

Building &   BBB-      Ba1           300,000  New World Infrastructure Ltd.,
Construction--                                1% due 4/15/2003                                300,000          264,750
0.2%

Chemicals--  NR*       NR*   YEN  50,000,000  Sumitomo Bakelite Co., Ltd., 1.20%
0.4%                                          due 9/29/2006                                   521,478          462,294

Conglo-      NR*       NR*   US$     600,000  Polyphase Corporation, 12% due
merates--                                     7/01/1999++                                     600,000          384,000
1.4%         A-        Ba2         1,100,000  Thermo Electron Corporation, 4.25%
                                              due 1/01/2003                                 1,270,500        1,164,625
                                                                                         ------------     ------------
                                                                                            1,870,500        1,548,625

Elec-        NR*       Aa2   YEN  50,000,000  Matsushita Electric Industrial Co.,
tronics--                                     Ltd., 1.30% due 3/29/2002                       513,387          500,217
0.7%         NR*       Baa2       30,000,000  Tokyo Electron Limited, 0.90%
                                              due 9/30/2003                                   343,548          314,216
                                                                                         ------------     ------------
                                                                                              856,935          814,433

Energy--                                      Key Energy Group Inc.++:
6.5%         NR*       NR*   US$     200,000     7% due 7/01/2003                             431,064          371,750
             NR*       NR*         3,250,000     5% due 9/15/2004                           2,685,750        2,669,062
             A+        NR*         1,800,000  Loews Corp., 3.125% due 9/15/2007
                                              (into Diamond Offshore Drilling Inc.)         1,792,250        1,786,500
             NR*       NR*           600,000  Lomak Petroleum, Inc., 6% due 2/01/2007         584,250          567,000
             B-        B3          1,000,000  Parker Drilling Co., 5.50% due 8/01/2004      1,010,833          940,000
             B+        B2          2,300,000  Pride International, Inc., 4.75%
                                              due 4/24/2018 (c)                               903,485          920,000
                                                                                         ------------     ------------
                                                                                            7,407,632        7,254,312


Merrill Lynch Convertible Fund, Inc.
May 31, 1998

SCHEDULE OF INVESTMENTS (continued)
             S&P     Moody's          Face
Industry    Rating    Rating         Amount            Convertible Debentures                 Cost            Value
Environ-     A-        Baa3  US$   1,605,000  Thermo Ecotek Corp., 4.875% due
mental--                                      4/15/2004                                  $  1,606,119     $  1,613,025
3.5%         A-        NR*           750,000  Thermo Fibertek Inc., 4.50%
                                              due 7/15/2004                                   750,000          810,938
             BBB-      Ba2         1,250,000  USA Waste Services, Inc., 4% due
                                              2/01/2002                                     1,274,375        1,532,813
                                                                                         ------------     ------------
                                                                                            3,630,494        3,956,776

Food &       NR*       NR*   Pound   500,000  Allied Domecq PLC, 6.75% due 7/07/2008          858,247          858,577
Beverage--                   Sterling
0.9%         NR*       NR*   YEN  14,000,000  Sanyo Coca-Cola Bottling Inc., 0.90% due
                                              6/30/2003                                       146,267           98,498
                                                                                         ------------     ------------
                                                                                            1,004,514          957,075

Healthcare   B-        B3    US$   2,000,000  Integrated Health Services Inc., 6%
Services--                                    due 1/01/2003                                 1,880,000        2,370,000
4.7%         BB-       B1          2,850,000  PhyCor, Inc., 4.50% due 2/15/2003             2,662,688        2,497,312
             BBB       Ba1           400,000  Quantum Health Resources, Inc., 4.75% due
                                              10/01/2000                                      366,375          374,000
                                                                                         ------------     ------------
                                                                                            4,909,063        5,241,312

Imaging      A-        NR*         1,500,000  ThermoTrex Corporation, 3.25% due
Systems--1.3%                                 11/01/2007                                    1,500,000        1,421,250

Industrial-- NR*       Aa3   YEN  30,000,000  Sony Corp., 1.40% due 9/30/2003                 361,653          469,156
1.4%         NR*       NR*   US$   3,500,000  Sunbeam Corporation, 5% due 3/25/2018 (c)     1,314,925        1,058,750
                                                                                         ------------     ------------
                                                                                            1,676,578        1,527,906

Medical      NR*       NR*           550,000  Phoenix Shannon PLC, 9.50% due 11/01/2000       216,707            5,500
Supplies--   A-        NR*         1,350,000  Thermolase Corporation, 4.375% due
1.1%                                          8/05/2004                                     1,214,433        1,193,063
                                                                                         ------------     ------------
                                                                                            1,431,140        1,198,563

Office       BB-       Baa3        1,500,000  Office Depot, Inc., 4.891%
Supplies--                                    due 11/01/2008 (c)                              903,276        1,083,750
2.5%                                          US Office Products Co.:
             B-        B3          1,500,000     5.50% due 5/15/2003                        1,400,000        1,385,625
             B-        B3            400,000     5.50% due 5/15/2003                          360,750          369,500
                                                                                         ------------     ------------
                                                                                            2,664,026        2,838,875

Paper--1.2%  NR*       NR*         1,200,000  Metsa-Serla OYJ, 4.375% due 10/15/2002        1,257,000        1,299,000

Pharmaceuti- BBB-      Baa3        2,000,000  ALZA Corporation, 5% due 5/01/2006            2,022,500        2,725,000
cals--2.4%

Precious     CCC+      B3          1,250,000  Coeur D'Alene Mines Corporation, 7.25%
Metals--0.9%                                  due 10/31/2005                                  918,750        1,065,625

Real Estate  NR*       B2          1,500,000  Capstone Capital Trust, Inc., 6.55%
Investment                                    due 3/14/2002                                 1,383,985        1,451,250
Trusts--1.3%

Restaurants--B         B2          2,335,000  Hometown Buffet Inc., 7% due 12/01/2002       2,367,300        3,312,781
3.0%

Retail--     A+        A1          2,750,000  Home Depot, Inc. (The), 3.25% due
Building                                      10/01/2001++                                  2,754,687        4,692,187
Materials--
4.2%

Scientific   A-        NR*         2,000,000  Thermo Cardiosystems, Inc., 4.75%
Equipment--                                   due 5/15/2004                                 2,000,000        2,082,500
5.4%                                          Thermo Instrument Systems Inc.:
             A         Baa2        1,250,000     4.50% due 10/15/2003                       1,280,000        1,273,437
             A-        NR*         1,500,000     4% due 1/15/2005                           1,500,000        1,537,500
             A-        Baa3        1,000,000  Thermo Optek Corp., 5% due 10/15/2000         1,035,000        1,171,250
                                                                                         ------------     ------------
                                                                                            5,815,000        6,064,687


Merrill Lynch Convertible Fund, Inc.
May 31, 1998

SCHEDULE OF INVESTMENTS (continued)
            S&P      Moody's          Face
Industry    Rating    Rating         Amount            Convertible Debentures                 Cost            Value
Semi-        B         NR*   US$     750,000  Cypress Semiconductor Corp., 6% due
conductors--                                  10/01/2002                                 $    750,000     $    664,687
1.4%         B-        B2          1,000,000  Integrated Device Technology, Inc.,
                                              5.50% due 6/01/2002                             850,000          860,000
                                                                                         ------------     ------------
                                                                                            1,600,000        1,524,687

Technology-- NR*       NR*         1,000,000  Apple Computer, Inc., 6% due 6/01/2001          950,000        1,105,000
2.6%                                          Data General Corporation:
             B         B3            500,000     6% due 5/15/2004                             500,000          454,375
             B         B3            750,000     6% due 5/15/2004                             740,625          702,652
             NR*       NR*           650,000  Premiere Technologies, Inc., 5.75%
                                              due 7/01/2004++                                 650,000          655,687
                                                                                         ------------     ------------
                                                                                            2,840,625        2,917,714

Textiles--   B+        B1          1,000,000  Fieldcrest Cannon, Inc., 6% due 3/15/2012       685,000          910,000
0.8%

Water        BBB-      Ba3         2,350,000  US Filter Corp., 4.50% due 12/15/2001         2,386,000        2,496,875
Treatment
Systems--2.2%

                                              Total Convertible Debentures--68.4%          71,047,722       76,475,377

                                      Shares
                                       Held        Convertible Preferred Stocks

Banking &    NR*       A1             10,000  Jefferson Pilot Corp. (ACES SM)
Financial--                                   (into Nations Bank Corp.), 7.25% (d)            725,000        1,310,000
1.2%

Containers-- BB-       Ba3            20,000  Owens Illinois, Inc., 4.75%                   1,000,000        1,050,000
0.9%

Energy--0.9% BB-       Ba2            20,000  CalEnergy Capital Trust II, 6.25%             1,000,000          952,500

Healthcare-- BB-       Ba2            50,000  Medpartners Inc., 6.50%                       1,109,375          590,625
0.5%

Oil & Gas    B-        Caa            12,000  Chesapeake Energy Corp., 7%                     600,000          547,500
Producers--  B         B3             27,000  Lomak Petroleum, Inc., 5.75%                  1,350,000        1,100,250
2.2%         BBB-      Baa3           10,000  Occidental Petroleum Corp., $3                  580,600          770,000
                                                                                         ------------     ------------
                                                                                            2,530,600        2,417,750

Paper--1.8%  BBB+      Baa1           40,000  International Paper Co., $5.25                1,902,000        2,015,000

Real Estate  BBB       Baa3           20,000  Merry Land & Investment Co., Inc.,
Investment                                    $2.15, Series C                                 509,462          536,250
Trusts--1.8% BBB       Baa3           30,000  Public Storage Inc., $2.062                     759,300        1,477,500
                                                                                         ------------     ------------
                                                                                            1,268,762        2,013,750

Restaurants--BBB       Baa2           45,000  Wendy's International, Inc., 5%, Series A     2,305,938        2,520,000
2.3%

Retail--2.8% BB-       B1             44,500  Kmart Financing I, 7.75%                      2,417,045        3,156,719

Steel--5.2%  NR*       NR*            30,000  USX Capital Trust I, 6.75%                    1,387,500        1,488,750
             B         Caa            60,000  WHX Corporation, 6.50%, Series A              2,584,540        3,037,500
             A-        A3            103,610  Worthington Industries, Inc., 7.25%
                                              (into Rouge Industries, Inc.)                 1,751,527        1,295,125
                                                                                         ------------     ------------
                                                                                            5,723,567        5,821,375

Utilities--  A+        A2             50,500  Citizens Utilities Trust, 5%                  2,191,905        2,474,500
2.2%

                                              Total Convertible Preferred Stocks--21.8%    22,174,192       24,322,219


Merrill Lynch Convertible Fund, Inc.
May 31, 1998

SCHEDULE OF INVESTMENTS (concluded)
                                     Shares
Industry                              Held                 Common Stocks                      Cost            Value
Banking &                             34,375  Nal Acceptance Corp. (Warrants)(a)         $          0     $         69
Financial--0.0%

Conglomerates--                      105,000  Polyphase Corporation++                         158,550           78,750
0.1%                                  52,500  Polyphase Corporation (Warrants)(a)++            13,125            6,562
                                      52,500  Polyphase Corporation (Warrants)(a)++            26,250           19,687
                                                                                         ------------     ------------
                                                                                              197,925          104,999

Consumer                              35,000  RJR Nabisco Holdings Corp.                    1,142,475          986,562
Products--0.9%

Mining--2.4%                          87,500  Cyprus Amax Minerals Co.                      1,476,297        1,389,062
                                      85,200  Inco Ltd.                                     1,563,137        1,224,750
                                                                                         ------------     ------------
                                                                                            3,039,434        2,613,812

Paper--0.5%                           17,700  Boise Cascade Corporation                       585,162          590,738

Pharmaceuticals--0.0%                  3,273  Crescendo Pharmaceuticals Corporation            37,640           40,913

Semiconductors--1.1%                  75,800  Cypress Semiconductor Corp.                     974,147          649,038
                                      60,000  Integrated Device Technology, Inc.              788,465          560,625
                                                                                         ------------     ------------
                                                                                            1,762,612        1,209,663

Steel--0.3%                           20,000  AK Steel Holding Corporation                    300,775          372,500

Utilities--                            8,835  Citizens Utilities Company (Class B)             84,213           92,213
0.1%

Utilities--                           50,000  Shandong Huaneng Power Company Ltd. (ADR)(b)    503,000          340,625
Electric--0.3%

                                              Total Common Stocks--5.7%                     7,653,236        6,352,094

                                      Face
                                     Amount            Short-Term Securities

Commercial Paper**--4.5%       US$ 3,000,000  Countrywide Home Loans, Inc., 5.56% due
                                              6/08/1998                                     2,995,830        2,995,830
                                   2,040,000  General Motors Acceptance Corp., 5.69% due
                                              6/01/1998                                     2,039,355        2,039,355

                                              Total Short-Term Securities--4.5%             5,035,185        5,035,185

Total Investments--100.4%                                                                $105,910,335      112,184,875
                                                                                         ============
Short Sales (Proceeds--$5,174,202)--(5.8%)++                                                                (6,416,919)
Other Assets Less Liabilities--5.4%                                                                          6,008,310
                                                                                                          ------------
Net Assets--100.0%                                                                                        $111,776,266
                                                                                                          ============

Net Asset    Class A--Based on net assets of $67,892,284 and 5,042,175 shares outstanding                 $      13.46
Value:                                                                                                    ============
             Class B--Based on net assets of $29,347,572 and 2,185,685 shares outstanding                 $      13.43
                                                                                                          ============
             Class C--Based on net assets of $5,850,835 and 435,511 shares outstanding                    $      13.43
                                                                                                          ============
             Class D--Based on net assets of $8,685,575 and 644,390 shares outstanding                    $      13.48
                                                                                                          ============


(a)Warrants entitle the Fund to purchase a predetermined number of shares of Common Stock. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(b)American Depositary Receipts (ADR).
(c)Represents a zero coupon or step bond; the interest rate shown is the effective yield at the time of purchase by the Fund.
(d)Adjustable Convertible Extendable Securities.
  *Not Rated.
 **Commercial Paper is traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Fund.

 ++Covered short sales entered into as of May 31, 1998 were as follows:

   Shares               Issue                        Value

   196,900       BankAtlantic Bancorp, Inc.      $  (2,596,619)
    40,000       Home Depot, Inc. (The)             (3,142,500)
    19,500       Key Energy Group Inc.                (320,531)
     5,500       Polyphase Corporation                  (4,469)
    14,700       Premiere Technologies, Inc.          (352,800)
                                                 -------------
   Total (Proceeds--$5,174,202)                  $  (6,416,919)
                                                 =============

Merrill Lynch Convertible Fund, Inc.
May 31, 1998


PORTFOLIO INFORMATION


As of May 31, 1998


                                               Percent of
Ten Largest Holdings                           Net Assets

Home Depot, Inc. (The), 3.25% due
   10/01/2001                                     4.2%
BankAtlantic Bancorp, Inc.*                       4.1
Pep Boys--Manny, Moe & Jack (The)*                3.4
Hometown Buffet Inc., 7% due 12/01/2002           3.0
Kmart Financing I, 7.75%                          2.8
Key Energy Group Inc.*                            2.7
WHX Corporation, 6.50%, Series A                  2.7
Thermo Instrument Systems Inc.*                   2.5
Magna International Inc.*                         2.5
ALZA Corporation, 5% due 5/01/2006                2.4

[FN]
*Includes combined holdings.


Merrill Lynch Convertible Fund, Inc.
May 31, 1998


IMPORTANT TAX INFORMATION


On May 11, 1998, substantially all of the net assets of Merrill
Lynch Global Convertible Fund, Inc. were acquired by Merrill Lynch Convertible Fund, Inc.

All of the ordinary income distributions paid by Merrill Lynch Global Convertible Fund, Inc. (the "Fund") to shareholders of record on May 5, 1998 qualify for the dividends received deduction for corporations. Additionally, the Fund paid a long-term capital gain distribution of $1.662452 per share to shareholders of record on December 12, 1997. Of this long-term capital gain distribution, 96.67% is subject to the 28% tax rate and 3.33% is subject to the 20% tax rate. Finally, the Fund paid a long-term capital gain distribution of $2.140310 per share to shareholders of record on May 5, 1998. Of this long-term capital gain distribution, 100.00% is subject to the 20% tax rate.

Please retain this information for your records.


Merrill Lynch Convertible Fund, Inc.
May 31, 1998


OFFICERS AND DIRECTORS


Arthur Zeikel, President and Director
James H. Bodurtha, Director
Herbert I. London, Director
Robert R. Martin, Director
Joseph L. May, Director
Andre F. Perold, Director
Terry K. Glenn, Executive Vice President
Vincent T. Lathbury III, Senior Vice President
Joseph T. Monagle Jr., Senior Vice President
Donald C. Burke, Vice President
Daniel A. Luchansky, Vice President
Barton A. Vogel, Vice President
Gerald M. Richard, Treasurer
Ira P. Shapiro, Secretary

Custodian
The Chase Manhattan Bank
Global Securities Services
Chase MetroTech Center
Brooklyn, NY 11245

Transfer Agent
Merrill Lynch Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863